Short-term Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 563,855,000	$ 80,630	¥ 844,627,000	¥ 623,915,000
Repayment of short-term borrowings	466,000,000	$ 66,637	969,558,000	¥ 397,966,000
Remaining balance of loan agreements	322,855,000		225,000,000		$ 46,168
Credit Facility Agreements
Short Term Debt [Line Items]
Remaining balance of loan agreements	¥ 322,855,000		225,000,000
Unsecured and unguaranteed borrowings			¥ 35,000,000
Weighted average interest rate	2.19%	2.19%	3.02%
Revolving Credit Facility
Short Term Debt [Line Items]
Debt instrument, term	1 year	1 year
2024 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings			¥ 844,627,000
Repayment of short-term borrowings			¥ 969,558,000
Weighted average interest rate			3.33%
2025 Revolving Credit Facility
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 563,855,000
Repayment of short-term borrowings	¥ 466,000,000
Weighted average interest rate	2.35%	2.35%
Maximum | Revolving Credit Facility
Short Term Debt [Line Items]
Unused revolving credit facilities	¥ 852,145,000